Schedule of Investments August 31, 2020 (unaudited)

Ecofin Digital Payments Infrastructure Fund

	Shares	Fair Value
Common Stock - 99.7% (1)
Australia Electronic Transaction Processing - 4.6% (1)
Afterpay Touch Group Limited (2)	5,166	$348,403
Australia Payments Fintech - 0.4% (1)
Iress Limited	4,116	32,543
Brazil Electronic Transaction Processing - 4.8% (1)
Pagseguro Digital Ltd. (2)	4,566	192,411
StoneCo Ltd. (2)	3,411	173,961
		366,372
France Electronic Transaction Processing - 3.3% (1)
Ingenico Group (2)	1,494	253,523
France Software and Services - 4.2% (1)
Worldline SA (2)	3,493	321,047
Hong Kong Credit Card Issuer - 1.0% (1)
China Youzan Limited (2)	329,999	71,959
Hong Kong Merchant Payment Products/Services - 0.2% (1)
Huifu Payment Limited (2)	16,400	5,438
PAX Global Technology Ltd.	17,125	9,899
		15,337
Italy Electronic Transaction Processing - 1.8% (1)
Nexi SpA (2)	7,800	138,830
Japan Credit Card Issuer - 1.0% (1)
AEON Financial Service Co. Ltd.	2,600	23,149
Credit Saison Co., Ltd.	3,699	42,223
Orient Corporation	10,800	11,930
		77,302
Japan Electronic Transaction Processing - 1.5% (1)
GMO Payment Gateway, Inc.	1,100	116,424
Netherlands Electronic Transaction Processing - 5.5% (1)
Adyen N.V. (2)	246	414,805
New Zealand Electronic Transaction Processing - 0.3% (1)
Pushpay Holdings Limited (2)	3,222	18,990
United Kingdom Credit Card Issuer - 0.2% (1)
Provident Financial plc (2)	5,503	18,126
United Kingdom Software and Services - 0.7% (1)
Network International Holdings PLC (2)	11,005	55,078
United States Credit Card Networks - 16.6% (1)
American Express Company	2,769	281,303
Discover Financial Services	5,157	273,733
Mastercard, Inc.	1,021	365,712
Visa Inc.	1,588	336,640
		1,257,388
United States Electronic Payment Processing/Management - 2.1% (1)
ACI Worldwide, Inc. (2)	2,692	79,091
Bottomline Technologies (de), Inc. (2)	1,011	48,154
Zuora, Inc. (2)	2,444	33,214
		160,459
United States Electronic Transaction Processing - 25.4% (1)
Cass Information Systems, Inc.	305	11,944
CSG Systems International, Inc.	783	33,332
EVERTEC, Inc.	1,647	57,678
Evo Payments, Inc. (2)	955	27,437
Fidelity National Information Services, Inc.	2,217	334,435
Fiserv, Inc. (2)	2,957	294,458
FleetCor Technologies Inc. (2)	1,136	285,647
Green Dot Corporation (2)	1,085	56,485
PayPal Holdings, Inc. (2)	2,030	414,404
QIWI plc - ADR	1,204	21,636
Western Union Company	9,632	227,219
WEX Inc. (2)	998	159,391
		1,924,066
United States Financial Services Market Place - 0.3% (1)
GreenSky, Inc. (2)	1,388	6,038
LendingClub Corporation (2)	1,456	7,760
Yirendai Ltd. - ADR (2)	2,531	8,251
		22,049
United States Merchant Payment Products/Services - 13.8% (1)
Euronet Worldwide, Inc. (2)	1,128	116,613
Global Payments Inc.	1,666	294,249
NCR Corporation (2)	2,766	56,537
Square, Inc. (2)	3,535	564,044
USA Technologies, Inc. (2)	1,419	12,984
		1,044,427
United States Payments Fintech - 12.0% (1)
DocuSign, Inc. (2)	2,163	482,349
Jack Henry & Associates, Inc.	1,793	296,598
OneSpan Inc. (2)	835	17,995
Q2 Holdings, Inc. (2)	1,180	114,802
		911,744
Total Common Stock
(Cost $6,745,728)		7,568,872

Short Term Investment - 0.2% (1)
United States Investment Company - 0.2% (1)
First American Government Obligations Fund, Class X, 0.07% (3)
(Cost $14,238)	14,238	14,238

Total Investments - 99.9% (1)
(Cost $6,759,966)		7,583,110
Other Assets in Excess of Liabilities, Net - 0.1%(1)		4,124
Total Net Assets - 100.0%(1)		$7,587,234

(1)	Calculated as a percentage of net assets.
(2)	Non-income producing security.
(3)	Rate indicated is the current yield as of August 31, 2020.
ADR - American Depository Receopt

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of August 31, 2020:

	Level 1	Level 2	Level 3	Total
Common Stock	$7,568,872	$-	$-	$7,568,872
Short-Term Investment	14,238	-	-	14,238
Total Investments	$7,583,110	$-	$-	$7,583,110

Refer to the Fund's Schedule of Investments for additional industry information.